STOCKHOLDERS' EQUITY, Preferred Stock and Common Stock (Details)	6 Months Ended
Dec. 31, 2020 $ / shares shares
Stockholders' Equity [Abstract]
Preferred stock, shares authorized (in shares)	1,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001
Preferred stock, shares issued (in shares)	0
Preferred stock, shares outstanding (in shares)	0
Stock conversion basis at time of business combination	1
Stock conversion percentage threshold	20.00%
Class A Common Stock [Member]
Stockholders' Equity [Abstract]
Common stock, shares authorized (in shares)	100,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock, shares issued (in shares)	1,175,100
Common stock, shares outstanding (in shares)	1,175,100
Voting right per share	One vote
Common stock subject to possible redemption (in shares)	21,824,900
Class B Common Stock [Member]
Stockholders' Equity [Abstract]
Common stock, shares authorized (in shares)	10,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock, shares issued (in shares)	5,750,000
Common stock, shares outstanding (in shares)	5,750,000
Voting right per share	One vote